Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost:
Balance	$ 380	$ 253	$ 1,037
Additions		127	64
Impairment of intangible assets			(848)
Amortized cost	380	380	253
rHuEPO [Member]
Cost:
Balance			848
Additions
Impairment of intangible assets			(848)
Amortized cost
hCDR1 [Member]
Cost:
Balance	380	253	189
Additions		127	64
Impairment of intangible assets
Amortized cost	$ 380	$ 380	$ 253